UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.

Institutional Investment Manager Filing this Report:

Name:      Kathleen Doback
           ------------------------------------
Address:   180 Church Street
           Naugatuck, CT 06770
           ------------------------------------

Form  13F  File  Number:
                          ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Kathleen Doback
        -------------------------
Title:  Financial Manager
        -------------------------
Phone:  203-729-1200
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Kathleen Doback                   Naugatuck, CT                    1/23/2002
-------------------                   -------------                   ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary: 1
Number of Other Included Managers:                       0
                                              ------------

Form  13F  Information  Table  Entry  Total:            70
                                              ------------

Form  13F  Information  Table  Value  Total:  $135,287,960
                                              ------------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ABEGNIX                        COM              00339B107  4093988  121700          SOLE             SOLE      0    0
ACACIA RESEARCH CORP           COM              003881109  3498120  316000          SOLE             SOLE      0    0
AFFILIATED COMPUTER SERVICES   COM              008190100  1825436   17200          SOLE             SOLE      0    0
AGILENT                        COM              008466101   142550    5000          SOLE             SOLE      0    0
AMERICAN DIV. HOLDINGS         COM              02541N101        0  474550          SOLE             SOLE      0    0
AMPHENOL CORP                  COM              032095101   148955    3100          SOLE             SOLE      0    0
ANADARKO PETROLEUM             COM              032511107  4934580   86800          SOLE             SOLE      0    0
APPLERA CORP                   COM              038020103   353430    9000          SOLE             SOLE      0    0
APPLIED MATERIALS              COM              038222105  3444590   85900          SOLE             SOLE      0    0
ARCHER DANIELS                 COM              039486102   134890    9400          SOLE             SOLE      0    0
AUTOZONE INC.                  COM              053332102  4918300   68500          SOLE             SOLE      0    0
BEA SYSTEMS                    COM              073325102  5155920  334800          SOLE             SOLE      0    0
BEST BUY                       COM              086516101  3500560   47000          SOLE             SOLE      0    0
BLOCK BUSTER                   COM              093679108   274680   10900          SOLE             SOLE      0    0
BOSTON SCIENTIFIC              COM              101137107  1693224   70200          SOLE             SOLE      0    0
BROADCOM CP                    COM              111320107  1835063   44900          SOLE             SOLE      0    0
BROCADE COMMUNICATIONS         COM              111621108  4202928  126900          SOLE             SOLE      0    0
BURLINGTON RESOURCES           COM              122014103  8086116  215400          SOLE             SOLE      0    0
CABOT MICROELECTRONICS         COM              12709P103   150575    1900          SOLE             SOLE      0    0
CENTEX CORP                    COM              152312104  1712700   30000          SOLE             SOLE      0    0
CHECKPOINT                     COM              M22465104  6585839  165100          SOLE             SOLE      0    0
CISCO SYSTEMS                  COM              17275R102  3397436  187600          SOLE             SOLE      0    0
CLOROX COMPANY                 COM              189054109   150290    3800          SOLE             SOLE      0    0
CONEXANT SYSTEMS               COM              207142100   140728    9800          SOLE             SOLE      0    0
DR HORTON                      COM              23331A109  1658706   51100          SOLE             SOLE      0    0
DELL COMPUTER                  COM              247025109   451188   16600          SOLE             SOLE      0    0
DEVON ENERGY CORPORATION       COM              25179M103  3296845   85300          SOLE             SOLE      0    0
DONALDSON INC                  COM              257651109   155360    4000          SOLE             SOLE      0    0
EBAY                           COM              278642103  1632360   24400          SOLE             SOLE      0    0
ELECTRONIC DATA                COM              285661104  1665765   24300          SOLE             SOLE      0    0
FED. NATL. MTG. ASSN.          COM              313586109  2178300   27400          SOLE             SOLE      0    0
FIRST DATA CORP                COM              319963104  1733745   22100          SOLE             SOLE      0    0
FLEXTRONICS INTERNATIONAL      COM              42573F102  1794452   74800          SOLE             SOLE      0    0
GILEAD SCIENCES                COM              375558103   269452    4100          SOLE             SOLE      0    0
INTERNATIONAL GAME TECH        COM              459902102   867410   12700          SOLE             SOLE      0    0
INTEGRATED CIRCUIT SYSTEMS     COM              45811K208   160389    7100          SOLE             SOLE      0    0
ITT INDS INC                   COM              450911102   166650    3300          SOLE             SOLE      0    0
JUNIPER NETWORKS               COM              48203R104  2662475  140500          SOLE             SOLE      0    0
KB HOME COM                    COM              48666K109  1664150   41500          SOLE             SOLE      0    0
KOPIN CP                       COM              500600101   120400    8600          SOLE             SOLE      0    0
KRISPY KREME DOUGHNUTS         COM              501014104  3191240   72200          SOLE             SOLE      0    0
LIFE PARTNERS HOLDINGS         COM              53215T106  2999200  521600          SOLE             SOLE      0    0
LIFE PARTNERS HOLDINGS         COM              53215T106  5750000 1000000          SOLE             SOLE      0    0
(RESTRICTED)
LINEAR TECHNOLOGY              COM              535678106  3486272   89300          SOLE             SOLE      0    0
MEDICIS PHARM                  COM              584690309   355245    5500          SOLE             SOLE      0    0
MICROSOFT CORP.                COM              594918104   291500    4400          SOLE             SOLE      0    0
MYLAN LABS                     COM              62855T102  1132500   30200          SOLE             SOLE      0    0
NETWORKS ASSOC,                COM              640938106  5643055  218300          SOLE             SOLE      0    0
NEWELL RUBBERMAID              COM              651229106   162663    5900          SOLE             SOLE      0    0
NOKIA                          COM              654902204   139821    5700          SOLE             SOLE      0    0
NUMERICAL TECHNOLOGIES         COM              67053T101   316800    9000          SOLE             SOLE      0    0
NVIDIA CORP                    COM              67066G104  8088210  120900          SOLE             SOLE      0    0
OVERTURE SERVICES              COM              69039R100   166521    4700          SOLE             SOLE      0    0
PEC SOLUTIONS                  COM              705107100   157962    4200          SOLE             SOLE      0    0
PEROT SYSTEMS CLASS A          COM              714265105   330804   16200          SOLE             SOLE      0    0
QLOGIC CORPORATION             COM              747277101  3774448   84800          SOLE             SOLE      0    0
QUALCOMM INC.                  COM              747525103    95950    1900          SOLE             SOLE      0    0
RATIONAL SOFTWARE              COM              75409P202  1729650   88700          SOLE             SOLE      0    0
RF MICRO DEVICES               COM              749941100   130764    6800          SOLE             SOLE      0    0
RYLAND GROUP                   COM              783764103  1720200   23500          SOLE             SOLE      0    0
SMITHFIELD FOODS INC.          COM              832248108   198360    9000          SOLE             SOLE      0    0
SOUTHTRUST CORP                COM              844730101  1704697   69100          SOLE             SOLE      0    0
ST. JUDE MEDICAL               COM              790849103  1716065   22100          SOLE             SOLE      0    0
STERICYCLE                     COM              858912108   158288    2600          SOLE             SOLE      0    0
SYMANTEC                       COM              871503108  7853472  118400          SOLE             SOLE      0    0
TENET HEALTHCARE CORP.         COM              88033G100   992368   16900          SOLE             SOLE      0    0
TOLL BROTHERS                  COM              889478103  1532110   34900          SOLE             SOLE      0    0
TYCO INTL LTD                  COM              902124106   323950    5500          SOLE             SOLE      0    0
UNITED PARCEL SERVICE          COM              908068109   136250    2500          SOLE             SOLE      0    0
UTSTARCOM                      COM              918076100   151050    5300          SOLE             SOLE      0    0